Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TEMPLETON INSTITUTIONAL FUNDS
Templeton Institutional Funds-31 | International Equity Series
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities. The Fund predominantly invests in companies located outside the U.S. including companies located in developing market countries. The Fund may invest in equity securities of any size company, across the entire market capitalization spectrum, including smaller and midsize companies. The equity securities in which the Fund primarily invests are common stock. From time to time, based on economic conditions, the Fund may have significant investments in one or more countries or in particular sectors, such as the financial services sector. For purposes of pursuing its investment goal, the Fund intends to enter into equity derivative instruments, including equity index futures contracts. The Fund uses these derivative instruments for investment purposes, including for cash management purposes and to generate income, to increase liquidity and/or to adjust the Fund’s exposure to certain equity markets in a more efficient or less expensive way. When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value. In selecting securities for the Fund, the investment manager attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth. The investment manager may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund. Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Regional Focus Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) may increase market volatility. Developing Market Countries The Fund’s investments in securities of issuers in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect. Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. Large Redemptions The Fund may experience adverse effects when shareholders make large redemptions from the Fund that equate to a large percentage of the Fund’s assets. In order to meet such redemption requests, the Fund may need to sell securities at times when it would not otherwise do so, which could result in losses to the Fund, increase the Fund’s transaction costs and expense ratios, and accelerate the realization of taxable income, if any, to shareholders. When experiencing a large redemption, the Fund may seek to delay payment of the redemption request up to seven days for a variety of reasons including to provide the investment manager with time to orderly process the request. If, however, the Fund is unable to delay the redemption request, for example, due to various automated processes that can occur with respect to certain large redemptions, there is a risk of additional detriment to the Fund and its remaining shareholders. Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Primary Shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at ftinstitutional.com or by calling (800) 321-8563. The additional index MSCI EAFE Index-NR in the table below shows how the Fund's performance compares to an additional leading developed markets index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Primary Shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 321-8563
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ftinstitutional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	PRIMARY SHARES ANNUAL TOTAL RETURNS1	[1]
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns1 For the periods ended December 31, 2020	[1]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Primary Shares and after-tax returns for other classes will vary.
Templeton Institutional Funds-31 | International Equity Series | Primary Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.87%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.83%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 85
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	478
10 years	rr_ExpenseExampleYear10	$ 1,069
2011	rr_AnnualReturn2011	(10.89%)
2012	rr_AnnualReturn2012	18.55%
2013	rr_AnnualReturn2013	19.51%
2014	rr_AnnualReturn2014	(6.78%)
2015	rr_AnnualReturn2015	(2.67%)
2016	rr_AnnualReturn2016	1.30%
2017	rr_AnnualReturn2017	22.92%
2018	rr_AnnualReturn2018	(14.87%)
2019	rr_AnnualReturn2019	11.57%
2020	rr_AnnualReturn2020	5.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of March 31, 2021, the Fund's year-to-date return was 4.86%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
Templeton Institutional Funds-31 | International Equity Series | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.78%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 100
3 years	rr_ExpenseExampleYear03	321
5 years	rr_ExpenseExampleYear05	559
10 years	rr_ExpenseExampleYear10	$ 1,245
Templeton Institutional Funds-31 | International Equity Series | Return Before Taxes | Primary Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	5.30%
Past 5 years	rr_AverageAnnualReturnYear05	4.48%
Past 10 years	rr_AverageAnnualReturnYear10	3.61%
Templeton Institutional Funds-31 | International Equity Series | Return Before Taxes | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	5.16%
Past 5 years	rr_AverageAnnualReturnYear05	4.32%
Past 10 years	rr_AverageAnnualReturnYear10	3.45%
Templeton Institutional Funds-31 | International Equity Series | After Taxes on Distributions | Primary Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	3.22%
Past 5 years	rr_AverageAnnualReturnYear05	2.47%
Past 10 years	rr_AverageAnnualReturnYear10	2.32%
Templeton Institutional Funds-31 | International Equity Series | After Taxes on Distributions and Sales | Primary Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.88%
Past 5 years	rr_AverageAnnualReturnYear05	3.39%
Past 10 years	rr_AverageAnnualReturnYear10	2.87%
Templeton Institutional Funds-31 | International Equity Series | MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	10.65%	[4]
Past 5 years	rr_AverageAnnualReturnYear05	8.92%	[4]
Past 10 years	rr_AverageAnnualReturnYear10	4.92%	[4]
Templeton Institutional Funds-31 | International Equity Series | MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	11.13%
Past 5 years	rr_AverageAnnualReturnYear05	9.44%
Past 10 years	rr_AverageAnnualReturnYear10	5.40%
Templeton Institutional Funds-31 | International Equity Series | MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.82%
Past 5 years	rr_AverageAnnualReturnYear05	7.45%
Past 10 years	rr_AverageAnnualReturnYear10	5.51%

[1]

1. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union. Total return would have been lower without recognition of such tax reclaims during the year ended December 31, 2020.

[2]

1. Net expense ratios have been restated to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[3]

2. The investment manager has contractually agreed to waive its fee so that the management fee for the Fund does not exceed 0.74% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[4]

2. The MSCI All Country World ex-US Index-NR (net of dividend tax withholding) is replacing the MSCI All Country World ex-US Index (gross of taxes on dividends) as the primary benchmark because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World ex-US Index-NR (net of dividend tax withholding).